DERIVATIVE LIABILITIES (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
DERIVATIVE LIABILITIES (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	$ 656,518	$ 0	$ 0
Fair Value, Inputs, Level 1 [Member]
DERIVATIVE LIABILITIES (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	0
Fair Value, Inputs, Level 2 [Member]
DERIVATIVE LIABILITIES (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	0
Fair Value, Inputs, Level 3 [Member]
DERIVATIVE LIABILITIES (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	$ 656,518